Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Non-capital loss carryforwards	$ 13,330,000	$ 13,483,000
Capital loss carryforwards	25,540,000	25,540,000
Capital assets	127,000	147,000
Others	264,000	328,000
Total:	$ 39,261,000	$ 39,498,000